Consolidated Statements of Changes in Shareowners' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Cash dividends declared, (USD per share)	$ 2.04	$ 1.98	$ 1.80
Repurchase of common stock, shares	(340,576)	(8,300,853)	(13,253,790)
Treasury Stock, Shares, Acquired	340,576	2,225,732	12,613,068